U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549


                                         FORM 10-QSB



[X]   QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                  SECURITIES EXCHANGE ACT OF 1934

          FOR THE QUARTERLY PERIOD ENDED:  March 31, 1996

                                                OR

[ ]   TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                  SECURITIES EXCHANGE ACT OF 1934

                         COMMISSION FILE NUMBER:  33-93994


                                FIRST AMERICAN CLOCK CO.
           (Exact name of registrant as specified in its charter)


      NEVADA                                               87-0543565
(State or other jurisdiction                        (IRS Employer ID No.)
 of incorporation or organization)


                               3211 South Highland Drive
                              Salt Lake City, Utah 84106
                   (Address of principal executive offices)

                                       (801) 484-8680
            (Registrant's telephone number, including area code)


Check whether the issuer (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such report(s), and (2) has been subject to such filing requirements for the past 90 days.

                     YES [X]     NO [ ]

The number of $.001 par value common shares outstanding at March
                     31, 1996:  908,300



                           PART I - FINANCIAL INFORMATION


               Item 1.   Financial Statements

                           See attached.

Item 2:  Management's Discussion & Analysis or Plan of Operations

      The Company was only recently incorporated on May 17, 1995.
The Company has not commenced planned principal operations and is considered a development stage company. To date, activities have been limited to organizational matters and the preparation and filing of the registration statement to register a public offering of its securities, pursuant to which the Company offered and sold 108,300 shares of common stock and raised gross proceeds of $54,150. Such offering was not completed and closed until late March, 1996. The Company has no significant assets other than the net proceeds from the offering, no active business operations as of the filing of this report, nor any results therefrom.

      Management's plan of operation for the next twelve months is to use the net proceeds from the offering to acquire antique, museum quality clocks, watches and other timepieces for resale.
A portion of the proceeds will also be used to provide initial working capital for the operation of the Company's proposed business. The Company is totally dependent upon the net proceeds of this offering to provide the working capital necessary to commence its intended business operations. The Company was formed to engage in the business of retailing and/or wholesaling unusual and unique timepieces of museum quality. The Company intends to acquire antique, museum quality timepieces that heretofore have not been available to the general buying public, and market such timepieces to museums or other institutional buyers, private collectors and the general public. This is based solely on management's belief that in some instances the timepieces it may acquire are presently in the hands of private collectors who are not holding them out for sale to the general public. In the event the Company acquires such pieces but does not, in any instance, have a prearranged buyer, it would make such items available for sale to the general public through Mr. Jardine's retail business.

      Inasmuch as the offering was not completed and the Company did not receive any net proceeds therefrom until late March,
 1996, the Company has not yet entered into any contractual commitments with respect to the acquisition of any clocks or timepieces. There is absolutely no assurance that the proposed business will succeed and that the Company will be able, with the proceeds of the offering, to find and acquire the type of antique, museum quality clocks and timepieces that it desires to acquire. In the event the proposed business is unsuccessful, there is no assurance the Company could successfully become involved in any other business venture. The Company presently has no plans, commitments or arrangements with respect to any other proposed business venture.

      Mr. Jardine, the President and sole officer and director, is aware and has inquired of several dozen persons known to him to be interested in buying museum quality antique timepieces and is aware of more than a dozen collectors who are interested in selling pieces from their collections, including individuals in both the United States and Europe with extensive collections.
Mr. Jardine is also aware of auctions, shows and other events where buying and selling takes place which he plans to attend to the extent funds permit. Based on this, as well as his general knowledge of the industry, Mr. Jardine believes that the Company will be able to find and acquire the necessary timepieces to have suitable inventory to market. Mr. Jardine intends to investigate the museum quality antique timepiece market in both the United
  States and Europe, and believes that with his 25 years of experience in purchasing and selling antique clocks in the United
  States and Europe that the Company should be able to find sufficient inventory to acquire and market. However, there is no assurance that the business skills acquired by the President in the general antique clock market will enable him to buy and sell museum quality antique timepieces, since he has only limited prior experience in this limited aspect of the more general antique clock market.

      At this time, no assurances can be given with respect to the timing of commencement of operations or the length of time after commencement that it will be necessary to fund operations from proceeds of the offering. Management intends to begin investigating the antique timepiece market and entering into contractual or other arrangements for acquisition of the inventory as soon as possible now that the offering is completed and the proceeds therefrom received by the Company, and to resell such inventory as quickly as possible at a sufficient markup to cover travel and other marketing expenses as well as provide additional proceeds for the continuing acquisition of inventory.


      Management believes that the proceeds of the offering will be sufficient for acquisition of several timepieces and will cover the operating expenses of the Company for up to six months after commencement of operations, during which time management believes the company can begin generating sufficient revenues from sales and operations to thereafter cover ongoing expenses. However, there is absolutely no assurance of this, and if the Company is unable to generate sufficient revenues from operations to cover expenses within such time frame, it will have to seek additional debt or equity financing for which it has no commitments.


                             PART II - OTHER INFORMATION

                 Item 1.  Legal Proceedings

                               None.

                Item 2.  Change in Securities

                               None.

          Item 3.  Defaults Upon Senior Securities

                               None.

Item 4.  Submission of Matters to a Vote of Security Holders

                               None.

                 Item 5.  Other Information

                               None.

          Item 6.  Exhibits and Reports on Form 8-K

                               None

                                          SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    First American Clock Co.



 Date:  May   , 1996                by:    /s/ Mick Jardine
                                         Mick Jardine, Chairman


       FIRST AMERICAN CLOCK CO.
    (A Development Stage Company)

       CONDENSED BALANCE SHEET

                ASSETS


                                         March 31,     December 31,
                                            1996       1995
                                        (Unaudited)
CURRENT ASSETS:
     Cash in bank                                  $             $
                                              47,366           856
     Deferred offering costs
                                                   -         6,744

          Total Current Assets
                                              47,366         7,600

OTHER ASSETS:
     Organization costs, net of
amortization of $88 and $62                      912           438

          Total Other Assets
                                                 912           438

TOTAL ASSETS                                       $             $
                                              48,278         8,038

 LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
     Accounts payable                              $             $
                                                   -           109

          Total Current Liabilities
                                                   -           109

STOCKHOLDERS' EQUITY:

Preferred stock; $.001 par value,
5,000,000 shares authorized,
no shares issued and
outstanding                                        -             -

Common stock; $.001 par value,
50,000,000 shares authorized,
908,300 and 800,000 shares
issued and outstanding                           908           800

Capital in excess of par value                47,490         7,200

Earnings (deficit) accumulated
during the development stage                   (120)          (71)

Total Stockholders' Equity
                                              48,278         7,929

TOTAL LIABILITIES AND STOCKHOLDERS'                $             $
EQUITY                                        48,278         8,038

    FIRST AMERICAN CLOCK CO.
 (A Development Stage Company)

     CONDENSED STATEMENT OF
           OPERATIONS

                                   For the      From       Cumulative
                                              Inception
                                    Three     (May 17,     During the
                                    Months      1995)
                                    Ended        To       Development
                                  March 31,   December       Stage
                                     1996     31, 1995
                                 (Unaudited)              (Unaudited)
REVENUE
     Interest                              $           $            $
                                          31          45           76

EXPENSES
     Bank charges
                                          55          54          109
     Amortization expense
                                          25          62           87


                                          80         116          196

NET INCOME (LOSS)                          $           $            $
                                        (49)        (71)        (120)

EARNINGS (LOSS) PER SHARE                  $           $            $
                                      (0.00)      (0.00)       (0.00)


        FIRST AMERICAN CLOCK CO.
      (A Development Stage Company)

    CONDENSED STATEMENT OF CASH FLOWS

                                For the         From      Cumulative
                                             Inception
                              Three Months    (May 17,    During the
                                               1995)
                                 Ended           to      Development
                               March 31,      December      Stage
                                  1996        31, 1995
                              (Unaudited)                (Unaudited)
INCREASE (DECREASE) IN CASH

CASH FLOWS FROM OPERATING
ACTIVITIES
     Interest income                     $            $             $
                                        31           45            76
     Bank charges
                                      (55)         (54)         (109)
     Cash paid for
organization expense                 (500)        (500)       (1,000)

          Net Cash use by
Operating Activities                 (524)        (509)       (1,033)

CASH FLOWS FROM INVESTING
ACTIVITIES                               -            -             -

CASH FLOWS FROM FINANCING
ACTIVITIES
     Sale of common stock
                                    54,150        8,000        62,150
     Deferred offering costs
                                   (7,116)      (6,635)      (13,751)

          Net Cash Provided
by Financing Activities             47,034        1,365        48,399

NET INCREASE (DECREASE) IN
CASH                                46,510          856        47,366

CASH  -  BEGINNING OF PERIOD
                                       856            -             -

CASH  -  END OF PERIOD                   $            $             $
                                    47,366          856        47,366

RECONCILIATION OF NET INCOME
TO NET CASH PROVIDED (USED)
     BY OPERATING ACTIVITIES

NET INCOME (LOSS)                        $            $             $
                                      (49)         (71)         (120)

Adjustments to reconcile net
income (loss) to net cash
provided (used) by
     operating activities
          Amortization
                                        25           62            87
          Change in assets
and liabilities
            Organization
costs                                (500)        (500)       (1,000)

               Total
Adjustments                          (475)        (438)         (913)

NET CASH (USED) BY OPERATING             $            $             $
ACTIVITIES                           (524)        (509)       (1,033)

                  FIRST AMERICAN CLOCK CO.
                (A Development Stage Company)

           NOTES TO UNAUDITED FINANCIAL STATEMENTS


NOTE   1  -  CONDENSED FINANCIAL STATEMENTS

     The accompanying financial statement have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operation and cash flows at March 31, 1996 and for all periods presented have been made.

     Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial states and notes thereto included in the Company's December 31, 1995 audited financial statements. The results of operations for the period ended March 31, 1995 are not necessarily indicative of the operating results for the full year.

NOTE 2  -  COMPLETED OFFERING OF STOCK

     During the quarter ended March 31, 1996 the Company completed an offering of its common stock in which it sold 108,300 shares of its stock to the public at $.50 per share and raised gross proceeds of $54,150. Direct costs of the offering were $14,552 of which $800 was billed and paid subsequent to March 31, 1996.